UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2012

Date of reporting period: 02/29/2012

Item 1 – Report to Stockholders

February 29, 2012

Semi-Annual Report (Unaudited)

BlackRock Focus Growth Fund, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Dear Shareholder

Risk assets were advancing at this time last year despite a wave of geopolitical revolutions, soaring oil prices and natural disasters in Japan. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets and risk assets recovered through the month. But a lack of definitive details about Europe’s rescue plan eventually raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw more political instability in Greece, unsustainable yields on Italian government bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated the markets, but investor confidence was easily tempered by sobering news flow.

Investors showed more optimism at the start of 2012. Risk assets rallied through January and February as economic data grew stronger and debt problems in Europe stabilized. In the United States, jobs data signaled solid improvement in the labor market and the Federal Reserve indicated that it would keep short-term interest rates low through 2014. In Europe, policymakers made significant progress toward securing a Greek bailout plan and restructuring the nation’s debt. Nevertheless, considerable headwinds remain. Europe faces a prolonged recession, the US economy still remains somewhat shaky and the risks of additional flare ups of euro-zone debt problems and slowing growth in China weigh heavily on the future of the global economy.

Risk assets, including equities and high yield bonds, recovered their late-summer losses and posted strong returns for the 6-month period ended February 29, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap and emerging-market stocks finished slightly negative. International markets, which experienced some significant downturns in 2011, lagged the broader rebound. Fixed income securities, which benefited from declining yields, advanced over the 6- and 12-month periods. Despite their quality rating downgrade, US Treasury bonds performed particularly well. Municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain. For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times. Visit blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2012

	6-month	12-month

US large cap equities	13.31%	5.12%
(S&P 500® Index)
US small cap equities	12.40	(0.15)
(Russell 2000® Index)
International equities	4.13	(7.45)
(MSCI Europe, Australasia,
Far East Index)
Emerging market equities	5.27	(0.11)
(MSCI Emerging Markets
Index)
3-month Treasury	0.00	0.08
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	3.70	17.22
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	2.73	8.37
bonds (Barclays US
Aggregate Bond Index)
Tax exempt municipal	5.93	12.88
bonds (S&P Municipal
Bond Index)
US high yield bonds	8.62	6.92
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 29, 2012

Investment Objective

BlackRock Focus Growth Fund, Inc.’s (the “Fund”) investment objective is long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 29, 2012, through its investment in Master Focus Growth LLC (the “Master LLC”), the Fund underperformed its benchmark, the Russell 1000® Growth Index.

What factors influenced performance?

•	Stock selection in the consumer discretionary sector was the largest source of the Fund’s underperformance relative to the benchmark index. One of the Master LLC’s largest holdings, internet retailer Amazon.com, Inc., declined 16% during the period as the company reported disappointing profit margins resulting from its investment in new distribution centers to accommodate future growth and strong sales of its loss-leader product, the Kindle Fire tablet. Other consumer discretionary holdings that detracted from performance include the recently added electric car maker Tesla Motors, Inc. and the media industry giant Viacom, Inc.
•	The Master LLC’s investment in the energy sector also detracted from relative returns. Coal miner Alpha Natural Resources, Inc. accounted for the majority of the shortfall as its share price declined sharply in September 2011 and did not make a meaningful recovery during the period. The company missed its production estimates and reported higher costs for the second quarter, a disappointment that was exacerbated by the general weakness across commodities due to investor fear that monetary policy decisions in China would result in a hard landing for the world’s second largest economy.
•	While the Fund benefited from the strong performance of the Master LLC’s two largest information technology (“IT”) holdings, Apple, Inc. and QUALCOMM, Inc., stock selection elsewhere in the IT sector had a negative impact on returns. Semiconductor manufacturer Broadcom Corp. and virtualization software provider VMware, Inc. generated the most significant underperformance.
•	Contributing positively to the Fund’s performance was sector allocation in the Master LLC relative to the benchmark index. An overweight to the IT sector proved beneficial, as did underweight exposures to materials, consumer staples and telecommunications services. Stock selection in the industrials sector also added modestly to relative returns. Shares of crane manufacturer Terex Corp., a new position added to the Master LLC during the period, rallied sharply at the start of 2012 and delivered the strongest performance among the Master LLC’s industrial holdings for the period. Danaher Corp., a long time large holding in the Master LLC, also made a notable impact as the stock rose more than 15% during the period.

Describe recent portfolio activity.

•	During the 12-month period, the Master LLC increased exposure to the IT and industrials sectors, and reduced its weightings in consumer discretionary and consumer staples.

Describe portfolio positioning at period end.

•	At period end, the Master LLC was notably overweight relative to the Russell 1000® Growth Index in the IT and industrials sectors, and significantly underweight in consumer staples, materials and health care.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory and administration fees, if any. Institutional Shares do not have a sales charge.
[2]	The Fund invests all of its assets in the Master LLC. The Master LLC invests primarily in common stocks of not less than 25 to approximately 35 companies that Fund management believes have strong earnings and revenue growth and capital appreciation potential.
[3]	This unmanaged broad-based index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with a greater-than-average growth orientation.

Performance Summary for the Period Ended February 29, 2012

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	6.50%	(4.00)%	N/A	7.02%	N/A	5.71%	N/A
Investor A	6.79	(3.82)	(8.87)%	6.50	5.35%	5.29	4.72%
Investor B	6.11	(4.54)	(8.82)	5.74	5.42	4.61	4.61
Investor C	5.73	(4.97)	(5.91)	5.60	5.60	4.39	4.39
Russell 1000® Growth Index	13.76	7.62	N/A	4.54	N/A	4.30	N/A

[4]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During the Period[5]	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,065.00	$5.70	$1,000.00	$1,019.34	$5.57	1.11%
Investor A	$1,000.00	$1,067.90	$7.82	$1,000.00	$1,017.30	$7.62	1.52%
Investor B	$1,000.00	$1,061.10	$11.63	$1,000.00	$1,013.58	$11.36	2.27%
Investor C	$1,000.00	$1,057.30	$11.76	$1,000.00	$1,013.43	$11.51	2.30%

[5]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.
•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).
•	Investor B Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. These shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees and other Fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on September 1, 2011 and held through February 29, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Statement of Assets and Liabilities	BlackRock Focus Growth Fund, Inc.

February 29, 2012 (Unaudited)

Assets
Investments at value — Master Focus Growth LLC (the “Master LLC”) (cost — $83,313,349)	$95,720,651
Withdrawals receivable from the Master LLC	792,776
Capital shares sold receivable	244,945
Prepaid expenses	17,940
Total assets	96,776,312

Liabilities
Capital shares redeemed payable	1,037,721
Service and distribution fees payable	31,900
Administration fees payable	17,221
Other accrued expenses payable	32,247
Total liabilities	1,119,089
Net Assets	$95,657,223

Net Assets Consist of
Paid-in capital	$86,982,871
Undistributed net investment loss	(310,452)
Accumulated net realized loss allocated from the Master LLC	(3,422,498)
Net unrealized appreciation/depreciation allocated from the Master LLC	12,407,302
Net Assets	$95,657,223

Net Asset Value
Institutional — Based on net assets of $25,083,037 and 8,918,291 shares outstanding, 100 million shares authorized, $0.10 par value	$2.81
Investor A — Based on net assets of $40,962,415 and 15,198,720 shares outstanding, 100 million shares authorized, $0.10 par value	$2.70
Investor B — Based on net assets of $894,578 and 363,976 shares outstanding, 300 million shares authorized, $0.10 par value	$2.46
Investor C — Based on net assets of $28,717,193 and 11,805,763 shares outstanding, 300 million shares authorized, $0.10 par value	$2.43

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	7

Statement of Operations	BlackRock Focus Growth Fund, Inc.

Six Months Ended February 29, 2012 (Unaudited)

Investment Income

Net investment income allocated from the Master LLC:
Dividends — unaffiliated	$496,848
Dividends — affiliated	438
Expenses	(358,283)
Fees waived	100,246
Total income	239,249

Expenses

Administration	124,823
Service — Investor A	52,855
Service and distribution — Investor B	6,632
Service and distribution — Investor C	134,902
Transfer agent — Institutional	26,251
Transfer agent — Investor A	71,344
Transfer agent — Investor B	2,242
Transfer agent — Investor C	49,844
Registration	31,975
Printing	23,292
Professional	17,355
Miscellaneous	8,186
Total expenses	549,701
Net investment loss	(310,452)

Realized and Unrealized Gain (Loss) Allocated from the Master LLC

Net realized loss from investments	(3,337,280)
Net change in unrealized appreciation/depreciation on investments	9,384,256
Total realized and unrealized gain	6,046,976
Net Increase in Net Assets Resulting from Operations	$5,736,524

See Notes to Financial Statements.

8	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Statements of Changes in Net Assets	BlackRock Focus Growth Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment loss	$(310,452)	$(611,535)
Net realized gain (loss)	(3,337,280)	9,171,466
Net change in unrealized appreciation/depreciation	9,384,256	(1,186,991)
Net increase in net assets resulting from operations	5,736,524	7,372,940

Dividends and Distribution to Shareholders From
Net realized gain:
Institutional	(132,666)	—
Investor A	(198,144)	—
Investor B	(7,138)	—
Investor C	(137,534)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(475,482)	—

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(18,000,606)	49,580,548

Net Assets
Total increase (decrease) in net assets	(12,739,564)	56,953,488
Beginning of period	108,396,787	51,443,299
End of period	$95,657,223	$108,396,787
Accumulated net investment loss	$(310,452)	—

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	9

Financial Highlights	BlackRock Focus Growth Fund, Inc.

	Institutional
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,			Period December 1, 2007 to August 31, 2008	Year Ended November 30,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.65	$2.13	$1.96	$2.34	$2.52	$2.01	$1.82
Net investment income (loss)[1]	(0.00)[2]	(0.00)[2]	0.01	(0.01)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.17	0.52	0.16	(0.37)	(0.16)	0.53	0.20
Net increase (decrease) from investment operations	0.17	0.52	0.17	(0.38)	(0.18)	0.51	0.19
Distributions from net realized gain	(0.01)	—	—	—	—	—	—
Net asset value, end of period	$2.81	$2.65	$2.13	$1.96	$2.34	$2.52	$2.01

Total Investment Return[3]
Based on net asset value	6.50%[4]	24.41%[5]	8.67%[6]	(16.24)%[7]	(7.14)%[4]	25.37%	10.44%

Ratios to Average Net Assets[8]
Total expenses	1.11%[9,10]	0.96%[11]	1.45%	1.78%	1.53%[9]	1.40%	1.55%
Total expenses after fees waived	1.11%[9,10]	0.96%[11]	1.45%	1.78%	1.47%[9]	1.40%	1.55%
Net investment income (loss)	(0.11)%[9,10]	(0.02)%[11,12]	0.39%[12]	(0.82)%	(0.86)%[9]	(0.98)%	(0.66)%

Supplemental Data
Net assets, end of period (000)	$25,083	$32,783	$6,739	$9,673	$13,073	$15,357	$14,217
Portfolio turnover of the Master LLC	40%	97%	86%	185%	105%	145%	117%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 23.00%.
[6]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 6.12%.
[7]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been (28.21)%.
[8]	Includes the Fund's share of the Master LLC’s allocated expenses and/or net investment income.
[9]	Annualized.
[10]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.10% for the six months ended February 29, 2012.
[11]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20% for the year ended August 31, 2011.
[12]	Includes interest on the proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s ratio of net investment income (loss) to average net assets. Not including this interest, the ratio of net investment income (loss) to average net assets would have been (0.14)% for the year ended August, 31, 2011 and (0.47)% for the year ended August 31, 2010.

See Notes to Financial Statements.

10	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Financial Highlights (continued)	BlackRock Focus Growth Fund, Inc.

	Investor A
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,			Period December 1, 2007 to August 31, 2008	Year Ended November 30,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.54	$2.06	$1.90	$2.28	$2.47	$1.98	$1.80
Net investment loss[1]	(0.01)	(0.01)	(0.00)[2]	(0.01)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	0.18	0.49	0.16	(0.37)	(0.16)	0.52	0.20
Net increase (decrease) from investment operations	0.17	0.48	0.16	(0.38)	(0.19)	0.49	0.18
Distributions from net realized gain	(0.01)	—	—	—	—	—	—
Net asset value, end of period	$2.70	$2.54	$2.06	$1.90	$2.28	$2.47	$1.98

Total Investment Return[3]
Based on net asset value	6.79%[4]	23.30%[5]	8.42%[6]	(16.67)%[7]	(7.69)%[4]	24.75%	10.00%

Ratios to Average Net Assets[8]
Total expenses	1.52%[9,10]	1.45%[11]	1.94%	2.49%	2.09%[9]	1.84%	1.80%
Total expenses after fees waived	1.52%[9,10]	1.45%[11]	1.94%	2.22%	2.03%[9]	1.84%	1.80%
Net investment loss	(0.52)%[9,10]	(0.54)%[11,12]	(0.18)%[12]	(1.26)%	(1.42)%[9]	(1.41)%	(0.92)%

Supplemental Data
Net assets, end of period (000)	$40,962	$45,871	$27,003	$23,042	$23,111	$9,291	$8,534
Portfolio turnover of the Master LLC	40%	97%	86%	185%	105%	145%	117%

[1]	Based on average shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 21.36%.
[6]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 5.79%.
[7]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been (28.51)%.
[8]	Includes the Fund's share of the Master LLC’s allocated expenses and/or net investment income.
[9]	Annualized.
[10]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.10% for the six months ended February 29, 2012.
[11]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20% for the year ended August 31, 2011.
[12]	Includes interest on the proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s ratio of net investment income (loss) to average net assets. Not including this interest, the ratio of net investment income (loss) to average net assets would have been (0.63)% for the year ended August, 31, 2011 and (1.00)% for the year ended August 31, 2010.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	11

Financial Highlights (continued)	BlackRock Focus Growth Fund, Inc.

	Investor B
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,			Period December 1, 2007 to August 31, 2008	Year Ended November 30,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.33	$1.89	$1.76	$2.12	$2.31	$1.87	$1.71
Net investment loss[1]	(0.02)	(0.03)	(0.01)	(0.02)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.16	0.47	0.14	(0.34)	(0.15)	0.49	0.19
Net increase (decrease) from investment operations	0.14	0.44	0.13	(0.36)	(0.19)	0.44	0.16
Distributions from net realized gain	(0.01)	—	—	—	—	—	—
Net asset value, end of period	$2.46	$2.33	$1.89	$1.76	$2.12	$2.31	$1.87

Total Investment Return[2]
Based on net asset value	6.11%[3]	23.28%[4]	7.39%[5]	(16.98)%[6]	(8.23)%[3]	23.53%	9.36%

Ratios to Average Net Assets[7]
Total expenses	2.27%[8,9]	2.06%[10]	2.42%	3.07%	2.97%[8]	2.71%	2.66%
Total expenses after fees waived	2.27%[8,9]	2.06%[10]	2.40%	2.79%	2.91%[8]	2.71%	2.66%
Net investment loss	(1.26)%[8,9]	(1.16)%[10,11]	(0.59)%[11]	(1.85)%	(2.32)%[8]	(2.29)%	(1.77)%

Supplemental Data
Net assets, end of period (000)	$895	$1,612	$1,943	$3,307	$10,367	$29,326	$33,161
Portfolio turnover of the Master LLC	40%	97%	86%	185%	105%	145%	117%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 19.58%.
[5]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 5.11%.
[6]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been (28.77)%.
[7]	Includes the Fund's share of the Master LLC’s allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.10% for the six months ended February 29, 2012.
[10]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20% for the year ended August 31, 2011.
[11]	Includes interest on the proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s ratio of net investment income (loss) to average net assets. Not including this interest, the ratio of net investment income (loss) to average net assets would have been (1.26)% for the year ended August, 31, 2011 and (1.44)% for the year ended August 31, 2010.

See Notes to Financial Statements.

12	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Financial Highlights (concluded)	BlackRock Focus Growth Fund, Inc.

	Investor C
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,			Period December 1, 2007 to August 31, 2008	Year Ended November 30,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$2.31	$1.88	$1.75	$2.12	$2.31	$1.86	$1.71
Net investment loss[1]	(0.02)	(0.03)	(0.02)	(0.02)	(0.04)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	0.15	0.46	0.15	(0.35)	(0.15)	0.50	0.18
Net increase (decrease) from investment operations	0.13	0.43	0.13	(0.37)	(0.19)	0.45	0.15
Distributions from net realized gain	(0.01)	—	—	—	—	—	—
Net asset value, end of period	$2.43	$2.31	$1.88	$1.75	$2.12	$2.31	$1.86

Total Investment Return[2]
Based on net asset value	5.73%[3]	22.87%[4]	7.43%[5]	(17.45)%[6]	(8.23)%[3]	24.19%	8.77%

Ratios to Average Net Assets[7]
Total expenses	2.30%[8,9]	2.23%[10]	2.78%	3.27%	2.93%[8]	2.75%	2.68%
Total expenses after fees waived	2.30%[8,9]	2.23%[10]	2.78%	2.98%	2.87%[8]	2.75%	2.68%
Net investment loss	(1.30)%[8,9]	(1.33)%[10,11]	(1.02)%[11]	(2.02)%	(2.27)%[8]	(2.32)%	(1.79)%

Supplemental Data
Net assets, end of period (000)	$28,717	$28,132	$15,758	$13,681	$18,534	$20,998	$20,928
Portfolio turnover of the Master LLC	40%	97%	86%	185%	105%	145%	117%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 20.74%.
[5]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been 4.57%.
[6]	Includes proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s total return. Not including these proceeds the total return would have been (28.77)%.
[7]	Includes the Fund's share of the Master LLC’s allocated expenses and/or net investment income.
[8]	Annualized.
[9]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.10% for the six months ended February 29, 2012.
[10]	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20% for the year ended August 31, 2011.
[11]	Includes interest on the proceeds received from a settlement of litigation, through its investment in the Master LLC, which impacted the Fund’s ratio of net investment income (loss) to average net assets. Not including this interest, the ratio of net investment income (loss) to average net assets would have been (1.42)% for the year ended August, 31, 2011 and (1.84)% for the year ended August 31, 2010.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	13

Notes to Financial Statements (Unaudited)	BlackRock Focus Growth Fund, Inc.

1. Significant Accounting Policies:

BlackRock Focus Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at February 29, 2012 was 100%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund's proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the three years ended August 31, 2011 and the period ended August 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the

14	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Notes to Financial Statements (continued)	BlackRock Focus Growth Fund, Inc.

average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee. The Administrator contractually agreed to waive the administration fees of the Fund and/or the investment advisory fees of the Master LLC, as necessary, to reduce the sum of the administration fee (as a percentage of the average daily net assets of the Fund) and the investment advisory fee (as a percentage of the daily net assets of the Master LLC) by 0.20%. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2013 unless approved by the Board, including a majority of the non-interested Directors.

The Administrator contractually agreed to waive or reimburse fees or expenses of the Fund and/or the Master LLC to the extent necessary in order to limit the expenses of the Fund (after accounting for the waiver described above and excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) as a percentage of daily net assets as follows: 2.00% for Institutional Shares, 2.25% for Investor A Shares and 3.00% for Investor B and Investor C Shares. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2013 unless approved by the Board, including a majority of the non-interested Directors. For the six months ended February 29, 2012, the Fund had no fees waived or reimbursed.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the six months ended February 29, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $1,106.

For six months ended February 29, 2012, affiliates received the following CDSC relating to transactions in Investor B and Investor C Shares:

Investor B	$1,098
Investor C	$4,250

Furthermore, affiliates received a CDSC of $226 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended February 29, 2012, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$132
Investor A	$1,190
Investor B	$53
Investor C	$677

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund's Chief Compliance Officer.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	15

Notes to Financial Statements (concluded)	BlackRock Focus Growth Fund, Inc.

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares sold	661,030	$1,724,523	16,492,110	$47,217,988
Shares issued to shareholders in reinvestment of dividends and distributions	15,353	40,071	—	—
Shares redeemed	(4,132,261)	(11,001,276)	(7,279,841)	(20,320,124)
Net increase (decrease)	(3,455,878)	$(9,236,682)	9,212,269	$26,897,864

Investor A
Shares sold and automatic conversion of shares	1,554,316	$3,872,111	10,189,542	$27,837,052
Shares issued to shareholders in reinvestment of dividends and distributions	43,082	107,705	—	—
Shares redeemed	(4,424,735)	(11,107,739)	(5,291,719)	(13,969,217)
Net increase (decrease)	(2,827,337)	$(7,127,923)	4,897,823	$13,867,835

Investor B
Shares sold	12,227	$28,074	127,262	$311,757
Shares issued to shareholders in reinvestment of dividends and distributions	529	1,207	—	—
Shares redeemed and automatic conversion of shares	(341,001)	(792,771)	(461,403)	(1,124,470)
Net decrease	(328,245)	$(763,490)	(334,141)	$(812,713)

Investor C
Shares sold	1,464,934	$3,299,658	5,956,989	$14,764,641
Shares issued to shareholders in reinvestment of dividends and distributions	25,443	57,501	—	—
Shares redeemed	(1,879,659)	(4,229,670)	(2,146,302)	(5,137,079)
Net increase (decrease)	(389,282)	$(872,511)	3,810,687	$9,627,562

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

16	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Portfolio Information	Master Focus Growth LLC

As of February 29, 2012

Ten Largest Holdings	Percent of Long-Term Investments
Apple, Inc.	10%
Boeing Co.	9
QUALCOMM, Inc.	6
Danaher Corp.	5
Las Vegas Sands Corp.	5
The Coca-Cola Co.	4
Salesforce.com, Inc.	4
Cerner Corp.	4
Microsoft Corp.	4
Morgan Stanley	4

Industry Representation	Percent of Long-Term Investments
Software	14%
Computers & Peripherals	10
Aerospace & Defense	9
Machinery	7
Oil, Gas & Consumable Fuels	7
Hotels, Restaurants & Leisure	7
Communications Equipment	6
Beverages	4
Health Care Technology	4
Capital Markets	4
Internet & Catalog Retail	4
Automobiles	3
Semiconductors & Semiconductor Equipment	3
Chemicals	3
Energy Equipment & Services	3
Internet Software & Services	3
Health Care Providers & Services	3
Food & Staples Retailing	2
IT Services	2
Biotechnology	2

For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	17

Schedule of Investments February 29, 2012 (Unaudited)	Master Focus Growth LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 8.6%
The Boeing Co.	110,240	$8,262,488
Automobiles — 3.5%
Tesla Motors, Inc. (a)	101,200	3,381,092
Beverages — 4.2%
The Coca-Cola Co.	57,540	4,019,744
Biotechnology — 1.6%
Biogen Idec, Inc. (a)	13,460	1,567,686
Capital Markets — 3.9%
Morgan Stanley	198,490	3,680,005
Chemicals — 3.1%
Celanese Corp., Series A	41,340	1,966,544
Monsanto Co.	13,240	1,024,511
		2,991,055
Communications Equipment — 6.1%
QUALCOMM, Inc.	93,690	5,825,644
Computers & Peripherals — 10.0%
Apple, Inc. (a)	17,630	9,563,217
Energy Equipment & Services — 2.9%
Schlumberger Ltd.	35,270	2,737,305
Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	31,890	1,824,981
Health Care Providers & Services — 2.7%
Medco Health Solutions, Inc. (a)	38,000	2,568,420
Health Care Technology — 4.1%
Cerner Corp. (a)	53,090	3,919,635
Hotels, Restaurants & Leisure — 6.7%
Las Vegas Sands Corp. (a)	80,880	4,497,737
Starbucks Corp.	39,100	1,898,696
		6,396,433
Internet & Catalog Retail — 3.6%
Amazon.com, Inc. (a)	19,310	3,469,814
Internet Software & Services — 2.7%
Google, Inc., Class A (a)	4,220	2,609,015
IT Services — 1.9%
VeriFone Systems, Inc. (a)	36,910	1,767,620
Machinery — 7.6%
Danaher Corp.	96,080	5,075,906
Terex Corp. (a)	85,800	2,178,462
		7,254,368
Oil, Gas & Consumable Fuels — 7.4%
Alpha Natural Resources, Inc. (a)	84,613	1,570,417
Anadarko Petroleum Corp.	39,080	3,287,410
Range Resources Corp.	35,560	2,264,461
		7,122,288

Common Stocks	Shares	Value

Semiconductors & Semiconductor
Equipment — 3.5%
Marvell Technology Group Ltd. (a)	222,560	$3,338,400
Software — 13.7%
Check Point Software Technologies Ltd. (a)	48,900	2,844,024
Microsoft Corp.	119,900	3,805,626
Red Hat, Inc. (a)	52,000	2,571,920
Salesforce.com, Inc. (a)	27,410	3,924,015
		13,145,585
Total Long-Term Investments
(Cost — $83,037,493) — 99.7%		95,444,795

Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.24% (b)(c)	73,981	73,981
Total Short-Term Securities
(Cost — $73,981) — 0.1%		73,981
Total Investments (Cost — $83,111,473*) — 99.8%		95,518,776
Other Assets Less Liabilities — 0.2%		201,875
Net Assets — 100.0%		$95,720,651

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$83,196,658
Gross unrealized appreciation	$14,418,569
Gross unrealized depreciation	(2,096,451)
Net unrealized appreciation	$12,322,118

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Income
BlackRock Liquidity
Funds, TempFund,
Institutional
Class	1,517,241	(1,443,260)	73,981	$438

(c)	Represents the current yield as of report date.
•	For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

18	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Schedule of Investments (concluded)	Master Focus Growth LLC

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC's perceived risk of investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Master LLC's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term
Investments[1]	$95,444,795	—	—	$95,444,795
Short-Term
Securities	73,981	—	—	73,981
Total	$95,518,776	—	—	$95,518,776

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	19

Statement of Assets and Liabilities	Master Focus Growth LLC

February 29, 2012 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $83,037,493)	$95,444,795
Investments at value — affiliated (cost — $73,981)	73,981
Investments sold receivable	1,902,249
Dividends receivable	105,672
Prepaid expenses	856
Total assets	97,527,553

Liabilities
Investments purchased payable	966,992
Withdrawals payable to investors	792,776
Investment advisory fees payable	30,316
Directors' fees payable	2,868
Other accrued expenses payable	13,950
Total liabilities	1,806,902
Net Assets	$95,720,651

Net Assets Consist of
Investors' capital	$83,313,349
Net unrealized appreciation/depreciation	12,407,302
Net Assets	$95,720,651

See Notes to Financial Statements.

20	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Statement of Operations	Master Focus Growth LLC

Six Months Ended February 29, 2012 (Unaudited)
Investment Income
Dividends — unaffiliated	$496,848
Dividends — affiliated	438
Total income	497,286

Expenses
Investment advisory	299,861
Professional	18,877
Accounting services	16,481
Custodian	7,816
Directors	7,762
Printing	1,408
Miscellaneous	6,078
Total expenses	358,283
Less fees waived by advisor	(100,246)
Total expenses after fees waived	258,037
Net investment income	239,249

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(3,337,280)
Net change in unrealized appreciation/depreciation on investments	9,384,256
Total realized and unrealized gain	6,046,976
Net Increase in Net Assets Resulting from Operations	$6,286,225

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	21

Statements of Changes in Net Assets	Master Focus Growth LLC

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations
Net investment income	$239,249	$440,015
Net realized gain (loss)	(3,337,280)	9,171,466
Net change in unrealized appreciation/depreciation	9,384,256	(1,186,991)
Net increase in net assets resulting from operations	6,286,225	8,424,490

Capital Share Transactions
Proceeds from contributions	8,924,366	90,131,438
Value of withdrawals	(27,997,981)	(41,572,959)
Net increase (decrease) in net assets derived from capital share transactions	(19,073,615)	48,558,479

Net Assets
Total increase (decrease) in net assets	(12,787,390)	56,982,969
Beginning of period	108,508,041	51,525,072
End of period	$95,720,651	$108,508,041

See Notes to Financial Statements.

22	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Financial Highlights	Master Focus Growth LLC

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31,			Period December 1, 2007 to August 31, 2008	Year Ended November 30,
		2011	2010	2009		2007	2006
Total Investment Return
Total investment return	6.78%[1]	24.90%[2]	9.45%[2]	(15.36)%[2]	(6.55)%[1]	26.17%	11.40%

Ratios to Average Net Assets
Total expenses	0.72%[3]	0.68%	0.86%	1.01%	0.87%[3]	0.82%	0.79%
Total expenses after fees waived and paid indirectly	0.52%[3]	0.48%	0.66%	0.81%	0.67%[3]	0.62%	0.59%
Net investment income (loss)	0.48%[3]	0.44%[4]	1.12%[4]	0.15%	(0.07)%[3]	(0.20)%	0.30%

Supplemental Data
Net assets, end of period (000)	$95,721	$108,508	$51,525	$49,782	$65,217	$75,086	$76,961
Portfolio turnover	40%	97%	86%	185%	105%	145%	117%

[1]	Aggregate total investment return.
[2]	Includes proceeds received from a settlement of litigation, which impacted the Master LLC’s total return. Not including these proceeds, the Master LLC’s total return would have been 23.49% for the year ended August 31, 2011, 6.90% for the year ended August 31, 2010 and (27.33)% for the year ended August 31, 2009.
[3]	Annualized.
[4]	Includes interest on the proceeds received from a settlement of litigation, which impacted the Master LLC’s ratio of net investment income (loss) to average net assets. Not including this interest, the Master LLC’s ratio of net investment income (loss) to average net assets would have been 0.34% for the year ended August 31, 2011 and 0.29% for the year ended August 31, 2010.

See Notes to Financial Statements.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	23

Notes to Financial Statements (Unaudited)	Master Focus Growth LLC

1. Organization and Significant Accounting Policies:

Master Focus Growth LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC is informed of the ex-dividend date.

Income Taxes: The Master LLC is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master LLC is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so the owner of the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the ”FASB”) issued amended guidance to improve disclosure about fair value measurements, which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LCC’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro

24	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Notes to Financial Statements (continued)	Master Focus Growth LLC

rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC's investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee at an annual rate of the Master LLC's average daily net assets as follows:

Average Daily Net Assets	Investment Advisory Fee
First $1 billion	0.60%
$1 – $3 billion	0.56%
$3 – $5 billion	0.54%
$5 – $10 billion	0.52%
Greater than $10 billion	0.51%

The Manager contractually agreed to waive the administration fees of BlackRock Focus Growth Fund, Inc. (“Focus Growth”) and/or the investment advisory fees of the Master LLC, as necessary to reduce the sum of the administration fee (as a percentage of the average daily net assets of the Focus Growth) and investment advisory fee (as a percentage of the average daily net assets of the Master LLC) by 0.20%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2013 unless approved by the Board, including a majority of the non-interested Directors. For the six months ended February 29, 2012, the Master LLC waived $99,954, which is included in fees waived by advisor in the Statement of Operations.

The Manager contractually agreed to waive or reimburse fees or expenses of Focus Growth and/or the Master LLC to the extent necessary in order to limit the expenses of Focus Growth (after accounting for the waiver described above and excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses) as a percentage of daily net assets of Focus Growth as follows: 2.00% for Institutional Shares, 2.25% for Investor A Shares and 3.00% for Investor B and Investor C Shares. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2013 unless approved by the Board, including a majority of the non-interested Directors. For the six months ended February 29, 2012, the Master LLC had no fees waived or reimbursed.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market Funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Master LLC’s investment in other affiliated investment companies, if any. For the six months ended February 29, 2012, the Master LLC waived $292, which is included in fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

For the six months ended February 31, 2012, the Master LLC reimbursed the Manager $428 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended February 29, 2012, were $39,443,240 and $57,243,943, respectively.

4. Borrowings:

The Master LLC, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Master LLC's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	25

Notes to Financial Statements (concluded)	Master Focus Growth LLC

or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees, which were allocated to the Master LLC based on its net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Master LLC's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Master LLC paid administration and arrangement fees, which were allocated to the Master LLC based on its net assets as of October 31, 2011. The Master LLC did not borrow under the credit agreement during the six months ended February 29, 2012.

5. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). Because the Master LLC invests in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC's exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC's Statement of Assets and Liabilities, less any collateral held by the Master LLC.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director
Fred G. Weiss, Vice Chairman of the Board and Director
Paul L. Audet, Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
    and Anti-Money Laundering Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	27

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

28	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012	29

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Allocation Fund†	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Dynamic Equity Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock China Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock Commodity Strategies Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Emerging Markets Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets Long/Short	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
Equity Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
	BlackRock Latin America Fund	BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund	BlackRock High Yield Bond Portfolio	BlackRock Multi-Sector Bond Portfolio
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Strategic Income
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio	Opportunities Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock Total Return Fund
BlackRock Global Long/Short Credit Fund	BlackRock Low Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock GNMA Portfolio	BlackRock Multi-Asset Income Portfolio†	BlackRock US Mortgage Portfolio
BlackRock World Income Fund

Municipal Bond Funds

BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

30	BLACKROCK FOCUS GROWTH FUND, INC.	FEBRUARY 29, 2012

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#FG-2/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: May 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: May 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: May 1, 2012